PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
PROPERTY AND EQUIPMENT
Property and equipments	$ 230,900	$ 230,900	$ 162,487
Accumulated depreciation	(84,102)	(60,295)	(19,429)
Property and equipment, Net	$ 146,798	$ 170,605	$ 143,058